CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 323,800	$ 271,877	$ 211,076
Cost of revenues	(238,564)	(204,785)	(172,865)
Gross profit	85,236	67,092	38,211
Operating expenses:
Research and development	(13,541)	(11,613)	(12,040)
Selling and marketing	(17,196)	(6,084)	(3,241)
General and administrative	(18,848)	(14,626)	(9,600)
Impairment of goodwill	(606)
Total operating expenses	(50,191)	(32,323)	(24,881)
Government subsidy income	224	159	481
Other operating income	2,824	1,109
Income from operations	38,093	36,037	13,811
Interest expenses		(1)	(35)
Interest income	1,365	882	667
Investment income		142
Loss on issuance of convertible notes			(3,176)
Other income (expenses), net	(79)	(101)	115
Change in fair value of derivatives embedded in convertible notes		1,280	(5,270)
Change in fair value of put option	(150)	(123)	(84)
Income before income taxes	39,229	38,116	6,028
Income tax expenses	(9,419)	(9,458)	(3,642)
Net income	29,810	28,658	2,386
Less: Net (income) loss attributable to noncontrolling interests	(2,683)	(818)	2,028
Net income attributable to China Techfaith Wireless Communication Technology Limited	27,127	27,840	4,414
Net income per share attributable to China Techfaith Wireless Communication Technology Limited:
Basic	$ 0.03	$ 0.04	$ 0.01
Diluted	$ 0.03	$ 0.03	$ 0.01
Weighted average shares used in computation:
Basic	794,003,193	732,784,822	650,057,866
Diluted	794,003,193	795,843,605	720,889,120
ODP
Revenues	212,784	222,549	210,588
Cost of revenues	(174,991)	(180,517)	(172,801)
Brand name phone sales
Revenues	67,535	38,462
Cost of revenues	(41,280)	(22,066)
Game
Revenues	43,481	10,866	488
Cost of revenues	$ (22,293)	$ (2,202)	$ (64)